CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total		Kreos share warrants	Other equity agreement	SHARE CAPITAL	SHARE CAPITAL Kreos share warrants	SHARE CAPITAL Other equity agreement	PREMIUMS RELATED TO SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL Kreos share warrants	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2021	16,764,051
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	5,530,000
Exercises of share warrants (in shares)	19,134
Number of shares issued at end of period (in shares) at Dec. 31, 2022	22,313,185
Equity at beginning of period at Dec. 31, 2021	€ 25,934				€ 168			€ 107,578		€ 0	€ (39,361)	€ (42,452)
Changes in equity [abstract]
Net loss for the period	(60,740)											(60,740)
Other comprehensive income (loss)	235										235
Total comprehensive income (loss) for the period	(60,506)										235	(60,740)
Appropriation of prior period net loss	0										(42,452)	42,452
Capital increase from issuance of ordinary shares	46,231				55			46,176
Transaction costs related to capital increase	(3,280)							(3,280)
Exercises of share warrants	3							2
Shares based compensation expense	(1,164)										(1,164)
Transaction on treasury shares	(28)										(28)
Equity at end of period at Dec. 31, 2022	€ 7,189	[1]			223			150,476		0	(82,770)	(60,740)
Reconciliation of number of shares outstanding [abstract]
Capital increase from issuance of ordinary shares (in shares)	40,325,500
Exercises of share warrants (in shares)			99,583	190,550
Number of shares issued at end of period (in shares) at Dec. 31, 2023	62,928,818
Changes in equity [abstract]
Net loss for the period	€ (147,740)											(147,740)
Other comprehensive income (loss)	225									112	112
Total comprehensive income (loss) for the period	(147,516)									112	112	(147,740)
Appropriation of prior period net loss	0										(60,740)	60,740
Capital increase from issuance of ordinary shares	353,377				403			352,974
Transaction costs related to capital increase	(28,111)							(28,111)
Issue of convertible notes	1,030							1,030
Exercises of share warrants			€ 1,850	€ 2		€ 1	€ 2		€ 1,849
Shares based compensation expense	8,179										8,179
Transaction on treasury shares	10										10
Equity at end of period at Dec. 31, 2023	€ 196,010	[1]			629			478,218		112	(135,209)	(147,740)
Reconciliation of number of shares outstanding [abstract]
Exercises of share warrants (in shares)	4,000			4,000
Issue of free shares (in shares)	415,019
Number of shares issued at end of period (in shares) at Dec. 31, 2024	63,347,837
Changes in equity [abstract]
Net loss for the period	€ (176,242)											(176,242)
Other comprehensive income (loss)	(219)									(187)	(31)
Total comprehensive income (loss) for the period	(176,461)									(187)	(31)	(176,242)
Appropriation of prior period net loss	0										(147,740)	147,740
Transaction costs related to capital increase	446							446
Issue of share warrants	200							200
Exercises of share warrants	45							45
Issue of free shares	1				4			(4)
Shares based compensation expense	20,224										20,224
Transaction on treasury shares	120										120
Equity at end of period at Dec. 31, 2024	€ 40,584				€ 633			€ 478,905		€ (75)	€ (262,637)	€ (176,242)

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).